Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of details of the VIE agreements
	As of September 30, 2021	As of December 31, 2020

Current assets	$11,161,396	$25,878,427
Non-current assets	9,250,062	8,863,429
Total Assets	20,411,458	34,741,856
Current liabilities	5,845,368	20,475,295
Non-current liabilities	447,395	1,425,475
Total liabilities	6,292,763	21,900,770
Total shareholders’ equity (deficit)	$14,118,695	$12,841,086

	For nine months ended September 30,
	2021	2020
Net income	$1,842,174	$1,141,228
Net cash provided by (used in) operating activities	4,814,649	2,059,364
Net cash provided by (used in) investing activities	(1,221,133)	(42,579)
Net cash provided by (used in) financing activities	$3,593,475	$2,080,739

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of details of the VIE agreements
	September 30,	December 31,
	2021	2020
Current portion of long-term debt	$1,156,938	$4,571,452
Long-term loan	279,555	1,425,475
Total	$1,436,493	$5,996,927

	December 31, 2020	December 31, 2019

Current portion of long-term loan	$4,571,452	$5,373,859
Long-term loan	1,425,475	1,855,294
	$5,996,927	$7,229,153

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years